Related Party Transactions (Narrative) (Details) - Methvin Company [Member] - Director [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	$ 29.6	$ 21.7	$ 16.6
Accounts Receivable, Related Parties, Current	3.8	$ 1.9
Related Party Transaction, Amounts of Transaction	$ 0.2